UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2025

Date of reporting period:	July 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam International Equity Fund
Class A [POVSX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$59	1.18%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSA-0225

Putnam International Equity Fund
Class C [PIGCX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$96	1.93%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSC-0225

Putnam International Equity Fund
Class R [PIERX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$71	1.43%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSR-0225

Putnam International Equity Fund
Class R5 [POVDX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$44	0.88%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSR5-0225

Putnam International Equity Fund
Class R6 [POVEX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$39	0.78%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSR6-0225

Putnam International Equity Fund
Class Y [POVYX]
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$47	0.93%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Equity Fund	PAGE 1	39047-STSY-0225

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
International Equity
Fund

Financial Statements and Other Important Information

Semiannual | December 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 12/31/24 (Unaudited)
COMMON STOCKS (98.5%)*	Shares	Value
Canada (2.5%)
Canadian National Railway Co.	124,500	$12,642,711
Cenovus Energy, Inc.	316,090	4,791,541
		17,434,252
China (1.1%)
Tencent Holdings, Ltd.	139,200	7,429,497
		7,429,497
Denmark (1.4%)
Novo Nordisk A/S Class B	114,696	9,896,181
		9,896,181
France (13.9%)
Accor SA	285,622	13,891,966
Airbus SE	79,026	12,654,498
Capgemini SE	47,916	7,826,001
Cie de Saint-Gobain SA	144,609	12,850,191
Danone SA	139,394	9,420,209
Euronext NV	121,338	13,612,548
STMicroelectronics NV	209,175	5,239,171
Thales SA	64,606	9,277,117
Vinci SA	105,543	10,866,341
		95,638,042
Germany (4.8%)
Deutsche Boerse AG	65,328	15,048,707
Siemens AG	91,621	17,865,602
		32,914,309
Hong Kong (3.7%)
CK Hutchison Holdings, Ltd.	2,939,000	15,625,031
Jardine Matheson Holdings, Ltd.	234,400	9,594,744
		25,219,775
Ireland (1.8%)
Bank of Ireland Group PLC	495,542	4,519,065
Ryanair Holdings PLC ADR S	177,100	7,719,789
		12,238,854
Italy (1.7%)
Prysmian SpA	184,954	11,836,375
		11,836,375
Japan (21.7%)
Asahi Group Holdings, Ltd.	614,100	6,442,330
Hoya Corp.	144,700	17,958,180
ITOCHU Corp.	222,300	10,931,464
Japan Exchange Group, Inc.	921,600	10,225,542
Mitsubishi UFJ Financial Group, Inc.	1,571,200	18,343,296
Nintendo Co., Ltd.	198,800	11,578,463
Nippon Sanso Holdings Corp.	308,200	8,551,919
Nomura Holdings, Inc.	1,581,100	9,173,285
Rakuten Bank, Ltd. †	144,900	4,044,840
Ryohin Keikaku Co., Ltd.	306,800	6,985,209
SBI Holdings, Inc.	189,700	4,764,519
SoftBank Group Corp.	119,000	6,800,346
Sony Group Corp.	668,500	14,088,996
Sumitomo Mitsui Financial Group, Inc.	665,600	15,974,551
Yamazaki Baking Co., Ltd.	201,400	3,749,976
		149,612,916
Netherlands (6.6%)
Argenx SE †	14,613	9,026,622
ASML Holding NV	24,768	17,348,355
Universal Music Group NV	231,642	5,925,197
Wolters Kluwer NV	81,383	13,521,323
		45,821,497

International Equity Fund
1

COMMON STOCKS (98.5%)* cont.	Shares	Value
Singapore (0.5%)
Sea, Ltd. ADR †	33,700	$3,575,570
		3,575,570
South Korea (1.4%)
Samsung Electronics Co., Ltd. (Preference)	328,406	9,754,300
		9,754,300
Spain (4.6%)
Coca-Cola Europacific Partners PLC	175,400	13,472,474
Iberdrola SA	1,333,116	18,370,629
		31,843,103
Switzerland (3.7%)
Lonza Group AG	11,210	6,616,573
Roche Holding AG	43,296	12,105,848
Sandoz Group AG	168,249	6,896,962
		25,619,383
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	217,000	7,052,505
		7,052,505
United Kingdom (23.2%)
AstraZeneca PLC	159,533	20,799,849
Barclays PLC	4,007,933	13,407,318
BP PLC	2,277,859	11,259,379
Compass Group PLC	580,131	19,302,940
Experian PLC	347,338	14,928,533
Haleon PLC	2,347,056	11,066,719
Informa PLC	844,174	8,419,452
London Stock Exchange Group PLC	143,831	20,302,439
NatWest Group PLC	2,569,131	12,874,560
Prudential PLC	1,533,276	12,168,108
Tesco PLC	3,411,552	15,690,916
		160,220,213
United States (4.9%)
CRH PLC (London Exchange)	160,668	14,873,063
Linde PLC	44,850	18,777,347
		33,650,410
Total common stocks (cost $609,394,896)		$679,757,182
SHORT-TERM INVESTMENTS (2.1%)*	Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 4.55% [d]	Shares 940,500	$940,500
Putnam Short Term Investment Fund Class P 4.56%L	Shares 6,116,743	6,116,743
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% P	Shares 784,000	784,000
U.S. Treasury Bills 4.565%, 1/9/25 Δ	$3,500,000	3,497,139
U.S. Treasury Bills 4.638%, 1/16/25 Δ	1,600,000	1,597,368
U.S. Treasury Bills 4.312%, 2/13/25 Δ	1,000,000	995,063
U.S. Treasury Bills 4.297%, 3/25/25 Δ	700,000	693,364
Total short-term investments (cost $14,622,946)		$14,624,177
TOTAL INVESTMENTS
Total investments (cost $624,017,842)	$694,381,359
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $690,214,991.
2
International Equity Fund

†	This security is non-income-producing.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,833,093 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Industrials	23.2%
Financials	22.4
Health care	12.1
FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $354,713,180) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/22/25	$7,370,218	$8,498,385	$(1,128,167)
	British Pound	Sell	3/19/25	5,465,675	5,537,428	71,753
	Canadian Dollar	Sell	1/22/25	536,613	606,697	70,084
	Euro	Buy	3/19/25	2,173,377	2,202,975	(29,598)
	Hong Kong Dollar	Sell	2/19/25	7,622,239	7,614,143	(8,096)
	Japanese Yen	Buy	2/19/25	6,355,476	6,644,968	(289,492)
	Norwegian Krone	Buy	3/19/25	4,097,385	4,233,222	(135,837)
	Swedish Krona	Buy	3/19/25	2,293,595	2,339,254	(45,659)
	Swiss Franc	Buy	3/19/25	6,590,252	6,814,647	(224,395)
Barclays Bank PLC
	British Pound	Buy	3/19/25	6,826,088	6,969,533	(143,445)
	Canadian Dollar	Sell	1/22/25	2,762,844	2,952,437	189,593
	Euro	Sell	3/19/25	5,072,391	5,156,664	84,273
	Japanese Yen	Buy	2/19/25	2,716,888	2,876,146	(159,258)
	New Taiwan Dollar	Sell	2/19/25	3,078,228	3,591,173	512,945
	South Korean Won	Buy	2/19/25	1,964,382	2,102,505	(138,123)
	Swedish Krona	Buy	3/19/25	1,043,312	1,064,510	(21,198)
	Swiss Franc	Buy	3/19/25	1,123,350	1,160,746	(37,396)
Citibank, N.A.
	Australian Dollar	Buy	1/22/25	236,072	262,859	(26,787)
	British Pound	Sell	3/19/25	2,894,991	2,949,719	54,728
	Euro	Buy	3/19/25	1,575,989	1,604,188	(28,199)
	Hong Kong Dollar	Buy	2/19/25	7,757,531	7,750,404	7,127
Goldman Sachs International
	British Pound	Sell	3/19/25	5,518,475	5,595,650	77,175
	Euro	Sell	3/19/25	1,929,038	1,957,703	28,665
	South Korean Won	Sell	2/19/25	5,067,716	5,577,282	509,566
	Swedish Krona	Buy	3/19/25	4,792,899	4,889,942	(97,043)
	Swiss Franc	Buy	3/19/25	5,387,258	5,566,644	(179,386)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/22/25	9,315,303	10,369,607	(1,054,304)
	British Pound	Sell	3/19/25	5,068,549	5,136,567	68,018
	Chinese Yuan (Offshore)	Sell	2/19/25	7,115,272	7,183,776	68,504
	Danish Krone	Buy	3/19/25	874,965	894,284	(19,319)
	Hong Kong Dollar	Sell	2/19/25	5,653,720	5,648,951	(4,769)
	Japanese Yen	Buy	2/19/25	389,160	428,458	(39,298)
	Singapore Dollar	Buy	2/19/25	4,922,891	5,119,050	(196,159)
	Swiss Franc	Buy	3/19/25	3,590,987	3,710,914	(119,927)

International Equity Fund
3

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $354,713,180) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	$9,045,564	$9,165,600	$120,036
		Danish Krone	Buy	3/19/25	4,264,591	4,358,274	(93,683)
		Hong Kong Dollar	Sell	2/19/25	655,164	655,344	180
		New Zealand Dollar	Buy	1/22/25	255,435	286,396	(30,961)
		South Korean Won	Sell	2/19/25	6,487,604	6,945,695	458,091
		Swedish Krona	Buy	3/19/25	5,597,321	5,711,555	(114,234)
		Swiss Franc	Buy	3/19/25	1,878,470	1,941,344	(62,874)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	5,711,526	6,359,883	(648,357)
		British Pound	Sell	3/19/25	10,833,757	11,017,388	183,631
		Canadian Dollar	Sell	1/22/25	6,467,336	6,910,712	443,376
		Japanese Yen	Buy	2/19/25	2,599,501	2,719,816	(120,315)
		New Zealand Dollar	Buy	1/22/25	1,068,910	1,198,371	(129,461)
		Singapore Dollar	Sell	2/19/25	1,796,965	1,830,985	34,020
		Swedish Krona	Buy	3/19/25	6,040,268	6,162,401	(122,133)
		Swiss Franc	Buy	3/19/25	5,722,719	5,913,880	(191,161)
	NatWest Markets PLC
		Canadian Dollar	Sell	1/22/25	3,282,400	3,507,092	224,692
		Euro	Sell	3/19/25	3,070,913	3,083,677	12,764
		Swedish Krona	Buy	3/19/25	5,713,517	5,829,794	(116,277)
		Swiss Franc	Buy	3/19/25	6,095,725	6,300,025	(204,300)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	11,671,379	12,917,216	(1,245,837)
		British Pound	Sell	3/19/25	3,077,789	3,111,766	33,977
		Canadian Dollar	Buy	1/22/25	1,732,573	1,780,923	(48,350)
		Chinese Yuan (Offshore)	Buy	2/19/25	2,570,406	2,671,624	(101,218)
		Czech Koruna	Buy	3/19/25	792,916	812,301	(19,385)
		Danish Krone	Buy	3/19/25	5,642,988	5,765,230	(122,242)
		Euro	Buy	3/19/25	1,859,613	1,898,105	(38,492)
		Hong Kong Dollar	Sell	2/19/25	3,795,616	3,796,577	961
		Israeli Shekel	Buy	1/22/25	5,587,442	5,371,624	215,818
		Japanese Yen	Sell	2/19/25	2,362,243	2,356,483	(5,760)
		New Taiwan Dollar	Sell	2/19/25	3,799,325	3,932,632	133,307
		Singapore Dollar	Buy	2/19/25	5,420,756	5,636,409	(215,653)
		Swiss Franc	Buy	3/19/25	4,725,556	4,889,684	(164,128)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/22/25	9,344,580	10,403,073	(1,058,493)
		British Pound	Sell	3/19/25	2,782,760	2,819,354	36,594
		Canadian Dollar	Sell	1/22/25	1,598,351	1,707,838	109,487
		Japanese Yen	Buy	2/19/25	2,537,644	2,653,367	(115,723)
		Swiss Franc	Buy	3/19/25	4,269,351	4,411,498	(142,147)
	UBS AG
		British Pound	Sell	3/19/25	21,323,188	21,601,753	278,565
		Canadian Dollar	Sell	1/22/25	1,910,794	1,995,982	85,188
		Japanese Yen	Sell	2/19/25	3,466,650	3,545,951	79,301
		Swiss Franc	Buy	3/19/25	2,021,430	2,088,831	(67,401)

	WestPac Banking Corp.
		Australian Dollar	Buy	1/22/25	6,433,544	7,162,720	(729,176)
		Canadian Dollar	Sell	1/22/25	2,958,957	3,161,372	202,415
		Hong Kong Dollar	Sell	2/19/25	2,152,958	2,153,564	606
		Swiss Franc	Buy	3/19/25	1,120,351	1,157,640	(37,289)
	Unrealized appreciation						4,395,440
	Unrealized (depreciation)						(10,070,905)
	Total						$(5,675,465)
*	The exchange currency for all contracts listed is the United States Dollar.

4
International Equity Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$17,434,252	$—	$—
China	—	7,429,497	—
Denmark	—	9,896,181	—
France	—	95,638,042	—
Germany	—	32,914,309	—
Hong Kong	—	25,219,775	—
Ireland	7,719,789	4,519,065	—
Italy	—	11,836,375	—
Japan	—	149,612,916	—
Netherlands	—	45,821,497	—
Singapore	3,575,570	—	—
South Korea	—	9,754,300	—
Spain	13,472,474	18,370,629	—
Switzerland	—	25,619,383	—
Taiwan	—	7,052,505	—
United Kingdom	—	160,220,213	—
United States	18,777,347	14,873,063	—
Total common stocks	60,979,432	618,777,750	—
Short-term investments	784,000	13,840,177	—
Totals by level	$61,763,432	$632,617,927	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(5,675,465)	$—
Totals by level	$—	$(5,675,465)	$—

The accompanying notes are an integral part of these financial statements.

International Equity Fund
5

Financial statements

Statement of assets and liabilities

12/31/24 (Unaudited)

ASSETS
Investment in securities, at value, including $911,031 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $616,960,599)	$687,324,116
Affiliated issuers (identified cost $7,057,243) (Notes 1 and 5)	7,057,243
Dividends, interest and other receivables	807,702
Foreign tax reclaim	4,208,515
Receivable for shares of the fund sold	899,427
Unrealized appreciation on forward currency contracts (Note 1)	4,395,440
Prepaid assets	59,770
Total assets	704,752,213

LIABILITIES
Payable to custodian	5,785
Payable for shares of the fund repurchased	346,893
Payable for compensation of Manager (Note 2)	404,569
Payable for custodian fees (Note 2)	53,741
Payable for investor servicing fees (Note 2)	237,874
Payable for Trustee compensation and expenses (Note 2)	554,089
Payable for administrative services (Note 2)	6,042
Payable for distribution fees (Note 2)	122,597
Unrealized depreciation on forward currency contracts (Note 1)	10,070,905
Collateral on securities loaned, at value (Note 1)	940,500
Collateral on certain derivative contracts, at value (Notes 1 and 8)	784,000
IRS closing agreement payable (Note 1)	823,266
Other accrued expenses	186,961
Total liabilities	14,537,222
Net assets	$690,214,991

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$613,044,812
Total distributable earnings (Note 1)	77,170,179
Total — Representing net assets applicable to capital shares outstanding	$690,214,991

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($541,370,655 divided by 21,933,850 shares)	$24.68
Offering price per class A share (100/94.25 of $24.68)*	$26.19
Net asset value and offering price per class C share ($3,973,421 divided by 167,022 shares)**	$23.79
Net asset value, offering price and redemption price per class R share ($1,068,174 divided by 44,153 shares)	$24.19
Net asset value, offering price and redemption price per class R5 share ($11,896 divided by 464 shares)†	$25.66
Net asset value, offering price and redemption price per class R6 share ($27,624,339 divided by 1,092,721 shares)	$25.28
Net asset value, offering price and redemption price per class Y share ($116,166,506 divided by 4,625,500 shares)	$25.11
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

6	International Equity Fund

Statement of operations

Six months ended 12/31/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $396,136)	$5,010,956
Interest (including interest income of $327,016 from investments in affiliated issuers) (Note 5)	409,066
Securities lending (net of expenses) (Notes 1 and 5)	1,942
Total investment income	5,421,964

EXPENSES
Compensation of Manager (Note 2)	2,440,329
Investor servicing fees (Note 2)	731,454
Custodian fees (Note 2)	64,064
Trustee compensation and expenses (Note 2)	14,280
Distribution fees (Note 2)	757,788
Administrative services (Note 2)	8,417
Other	180,506
Total expenses	4,196,838
Expense reduction (Note 2)	(13,729)
Net expenses	4,183,109
Net investment income	1,238,855

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	35,764,320
Foreign currency transactions (Note 1)	(223,687)
Forward currency contracts (Note 1)	749,089
Total net realized gain	36,289,722
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(41,952,093)
Assets and liabilities in foreign currencies	(103,701)
Forward currency contracts	(5,474,290)
Total change in net unrealized depreciation	(47,530,084)
Net loss on investments	(11,240,362)
Net decrease in net assets resulting from operations	$(10,001,507)

The accompanying notes are an integral part of these financial statements.

International Equity Fund	7

Statement of changes in net assets

	Six months ended 12/31/24*	Year ended 6/30/24
Increase (decrease) in net assets
Operations
Net investment income	$1,238,855	$14,208,938
Net realized gain on investments and foreign currency transactions	36,289,722	42,171,484
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(47,530,084)	21,155,642
Net increase (decrease) in net assets resulting from operations	(10,001,507)	77,536,064
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,842,270)	(10,724,402)
Class B	—	(5,200)
Class C	(6,725)	(53,775)
Class R	(9,266)	(16,735)
Class R5	(170)	(250)
Class R6	(405,677)	(720,416)
Class Y	(1,546,040)	(2,364,277)
From capital gain on investments
Net realized long-term gain on investments
Class A	(21,714,847)	—
Class B	—	—
Class C	(166,043)	—
Class R	(43,479)	—
Class R5	(481)	—
Class R6	(1,073,182)	—
Class Y	(4,567,645)	—
Decrease from capital share transactions (Note 4)	(1,292,898)	(52,385,481)
Total increase (decrease) in net assets	(46,670,230)	11,265,528
Net assets
Beginning of period	736,885,221	725,619,693
End of period	$690,214,991	$736,885,221
*Unaudited.

The accompanying notes are an integral part of these financial statements.

8	International Equity Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
December 31, 2024**	$26.40	.04	(.44)	(.40)	(.28)	(1.04)	—	(1.32)	$24.68	(1.56)*	$541,371	.60*	.14*	37*
June 30, 2024	24.18	.48	2.21	2.69	(.47)	—	—	(.47)	26.40	11.25	581,406	1.20	1.92	76
June 30, 2023	20.01	.30	3.87	4.17	—	—	—	—	24.18	20.84	575,684	1.26	1.36	64
June 30, 2022	28.93	.48[d]	(5.81)	(5.33)	(.41)	(3.15)	(.03)	(3.59)	20.01	(20.88)	526,727	1.26[e]	1.87[d]	89
June 30, 2021	22.21	.19	7.21	7.40	(.30)	(.38)	—	(.68)	28.93	33.64	716,014	1.23	.72	91
June 30, 2020	23.07	.22	(.69)	(.47)	(.34)	—	(.05)	(.39)	22.21	(2.20)	591,165	1.20	.97	84
Class C
December 31, 2024**	$25.35	(.06)	(.42)	(.48)	(.04)	(1.04)	—	(1.08)	$23.79	(1.92)*	$3,973	.97*	(.23)*	37*
June 30, 2024	23.19	.25	2.16	2.41	(.25)	—	—	(.25)	25.35	10.44	4,789	1.95	1.06	76
June 30, 2023	19.34	.11	3.74	3.85	—	—	—	—	23.19	19.91	6,224	2.01	.53	64
June 30, 2022	28.00	.26[d]	(5.60)	(5.34)	(.14)	(3.15)	(.03)	(3.32)	19.34	(21.44)	7,679	2.01[e]	1.03[d]	89
June 30, 2021	21.51	(.02)	6.99	6.97	(.10)	(.38)	—	(.48)	28.00	32.63	14,722	1.98	(.07)	91
June 30, 2020	22.40	.05	(.68)	(.63)	(.23)	—	(.03)	(.26)	21.51	(2.94)	15,288	1.95	.23	84
Class R
December 31, 2024**	$25.88	.01	(.44)	(.43)	(.22)	(1.04)	—	(1.26)	$24.19	(1.70)*	$1,068	.72*	.02*	37*
June 30, 2024	23.71	.42	2.16	2.58	(.41)	—	—	(.41)	25.88	11.00	1,110	1.45	1.71	76
June 30, 2023	19.67	.24	3.80	4.04	—	—	—	—	23.71	20.54	1,022	1.51	1.12	64
June 30, 2022	28.49	.40[d]	(5.71)	(5.31)	(.33)	(3.15)	(.03)	(3.51)	19.67	(21.08)	789	1.51[e]	1.54[d]	89
June 30, 2021	21.83	.11	7.10	7.21	(.17)	(.38)	—	(.55)	28.49	33.26	1,553	1.48	.43	91
June 30, 2020	22.66	.16	(.68)	(.52)	(.27)	—	(.04)	(.31)	21.83	(2.44)	1,688	1.45	.71	84
Class R5
December 31, 2024**	$27.44	.09	(.46)	(.37)	(.37)	(1.04)	—	(1.41)	$25.66	(1.40)*	$12	.44*	.29*	37*
June 30, 2024	25.10	.60	2.29	2.89	(.55)	—	—	(.55)	27.44	11.66	13.89		2.28	76
June 30, 2023	20.70	.31	4.09	4.40	—	—	—	—	25.10	21.26	11.93		1.41	64
June 30, 2022	29.80	.58[d]	(6.00)	(5.42)	(.50)	(3.15)	(.03)	(3.68)	20.70	(20.62)	23	.95[e]	2.21[d]	89
June 30, 2021	22.65	.22	7.45	7.67	(.14)	(.38)	—	(.52)	29.80	34.07	30.90		.86	91
June 30, 2020	23.48	.33	(.75)	(.42)	(.36)	—	(.05)	(.41)	22.65	(1.93)	370.86		1.41	84
Class R6
December 31, 2024**	$27.07	.10	(.46)	(.36)	(.39)	(1.04)	—	(1.43)	$25.28	(1.36)*	$27,624	.39*	.35*	37*
June 30, 2024	24.77	.58	2.29	2.87	(.57)	—	—	(.57)	27.07	11.76	29,198.79		2.27	76
June 30, 2023	20.42	.41	3.94	4.35	—	—	—	—	24.77	21.30	31,335.83		1.83	64
June 30, 2022	29.45	.60[d]	(5.92)	(5.32)	(.53)	(3.15)	(.03)	(3.71)	20.42	(20.53)	23,487	.85[e]	2.31[d]	89
June 30, 2021	22.59	.30	7.35	7.65	(.41)	(.38)	—	(.79)	29.45	34.22	29,354.80		1.11	91
June 30, 2020	23.45	.33	(.72)	(.39)	(.42)	—	(.05)	(.47)	22.59	(1.83)	27,486.76		1.42	84
Class Y
December 31, 2024**	$26.88	.07	(.45)	(.38)	(.35)	(1.04)	—	(1.39)	$25.11	(1.45)*	$116,167	.47*	.26*	37*
June 30, 2024	24.60	.56	2.25	2.81	(.53)	—	—	(.53)	26.88	11.58	119,960.95		2.21	76
June 30, 2023	20.31	.36	3.93	4.29	—	—	—	—	24.60	21.12	110,134	1.01	1.63	64
June 30, 2022	29.32	.56[d]	(5.90)	(5.34)	(.49)	(3.15)	(.03)	(3.67)	20.31	(20.68)	99,686	1.01[e]	2.14[d]	89
June 30, 2021	22.50	.26	7.30	7.56	(.36)	(.38)	—	(.74)	29.32	33.95	128,719.98		.99	91
June 30, 2020	23.35	.28	(.70)	(.42)	(.38)	—	(.05)	(.43)	22.50	(1.96)	90,755.95		1.23	84

The accompanying notes are an integral part of these financial statements.

International Equity Fund
9

Financial highlightscont.

*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects a dividend received by the fund from a single issuer which amounted to the following amounts:
	Per share	Percentage of average net assets
Class A	$0.22	0.87%
Class C	0.22	0.89
Class R	0.24	0.95
Class R5	0.23	0.89
Class R6	0.23	0.87
Class Y	0.23	0.87
[e]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

10
International Equity Fund

Notes to financial statements 12/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from July 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam International Equity Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act, as a diversified open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam Management may also consider other factors that it believes will cause the stock price to rise. The fund invests mainly in developed countries but may invest in emerging markets. At times Putnam Management may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, we typically use foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the MSCI EAFE Index-NR.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the

International Equity Fund
11

valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $529,469 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $6,960,910 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $5,833,093 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash

12
International Equity Fund

in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $940,500 and the value of securities loaned amounted to $911,031.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the fund during a fiscal year exceed foreign withholding taxes paid by the fund, and the fund previously passed through to its shareholders foreign taxes incurred by the fund to be used as a credit or deduction on a shareholder’s income tax return, the fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the funds’ shareholders. During the Reporting Period the fund received no EU reclaims in excess of the foreign taxes paid during the period. The fund determined to enter into a closing agreement with the IRS and recorded the estimated payable, as reflected in the Statements of assets and liabilities.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$2,883,070	$—	$2,883,070

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $627,456,599, resulting in gross unrealized appreciation and depreciation of $108,739,416 and $47,490,121, respectively, or net unrealized appreciation of $61,249,295.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.850%	of the first $5 billion,
0.800%	of the next $5 billion,
0.750%	of the next $10 billion,
0.700%	of the next $10 billion,
0.650%	of the next $50 billion,
0.630%	of the next $50 billion,
0.620%	of the next $100 billion and
0.615%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the MSCI EAFE Index (Net Returns) measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This

International Equity Fund
13

means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.332% of the fund’s average net assets, which included an effective base fee of 0.341% and a decrease of 0.009% ($67,723) based on performance.

Putnam Management has contractually agreed, through October 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management (and not the fund) pays a monthly fee to FTIML equal to the “net investment advisory fee” payable by the fund to Putnam Management. For the purposes of this calculation, the net investment advisory fee is defined to equal: (i) 96% of an amount equal to the total investment management fees payable to Putnam Management minus any fund fees and/or expenses waived or reimbursed by Putnam Management, minus (ii) any fees payable by Putnam Management to the fund’s sub-administrator for administrative services.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management (and not the fund) paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PAC, Putnam Management (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$595,224
Class B	136
Class C	4,629
Class R	1,166
Class R5	10
Class R6	7,281
Class Y	123,008
Total	$731,454

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $13,729 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $529, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$605,430	$126,057	$731,487
Class B	1.00%	1.00%	339	337	$676
Class C	1.00%	1.00%	18,635	4,125	$22,760
Class R	1.00%	0.50%	2,381	484	$2,865
Total			$626,785	$131,003	$757,788

For the period from August 2, 2024 through December 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $6,049 from the sale of class A shares and received $3 and $110 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $552 from the sale of class A shares and received no monies and $110 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

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International Equity Fund

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through December 31, 2024, Franklin Distributors, acting as underwriter, received $19 on class A redemptions. For the period from July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$265,522,624	$300,914,916
U.S. government securities (Long-term)	—	—
Total	$265,522,624	$300,914,916

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	239,556	$6,343,114	507,634	$12,561,216
Shares issued in connection with reinvestment of distributions	1,051,609	26,090,424	408,234	10,136,446
	1,291,165	32,433,538	915,868	22,697,662
Shares repurchased	(1,377,736)	(36,989,860)	(2,706,782)	(67,264,385)
Net decrease	(86,571)	$(4,556,322)	(1,790,914)	$(44,566,723)
	SIX MONTHS ENDED 12/31/24 *		YEAR ENDED 6/30/24
Class B	Shares	Amount	Shares	Amount
Shares sold	68	$1,690	119	$2,851
Shares issued in connection with reinvestment of distributions	—	—	214	4,997
	68	1,690	333	7,848
Shares repurchased	(16,626)	(423,881)	(37,323)	(865,074)
Net decrease	(16,558)	$(422,191)	(36,990)	$(857,226)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	8,386	$215,709	14,639	$347,893
Shares issued in connection with reinvestment of distributions	6,892	164,851	2,166	51,839
	15,278	380,560	16,805	399,732
Shares repurchased	(37,138)	(964,679)	(96,321)	(2,277,228)
Net decrease	(21,860)	$(584,119)	(79,516)	$(1,877,496)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	2,463	$65,068	7,594	$184,731
Shares issued in connection with reinvestment of distributions	2,018	49,069	644	15,686
	4,481	114,137	8,238	200,417
Shares repurchased	(3,225)	(84,989)	(8,466)	(201,248)
Net increase (decrease)	1,256	$29,148	(228)	$(831)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	10	250
	—	—	10	250
Shares repurchased	—	—	—	—
Net increase	—	$—	10	$250

International Equity Fund
15

	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	104,739	$2,870,339	393,132	$10,120,561
Shares issued in connection with reinvestment of distributions	55,604	1,412,909	27,556	699,910
	160,343	4,283,248	420,688	10,820,471
Shares repurchased	(146,221)	(4,023,266)	(606,926)	(15,600,883)
Net increase (decrease)	14,122	$259,982	(186,238)	$(4,780,412)
	SIX MONTHS ENDED 12/31/24		YEAR ENDED 6/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	546,836	$14,993,338	1,460,566	$37,672,426
Shares issued in connection with reinvestment of distributions	229,305	5,789,956	82,729	2,088,089
	776,141	20,783,294	1,543,295	39,760,515
Shares repurchased	(613,276)	(16,802,690)	(1,556,859)	(40,063,558)
Net increase (decrease)	162,865	$3,980,604	(13,564)	$(303,043)

* Effective September 5, 2024, the fund has terminated its class B shares.

At the close of the reporting period, Putnam Investments, LLC owned 464 class R5 shares of the fund (100% of class R5 shares outstanding), valued at $11,896.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 6/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$56,812,995	$55,872,495	$47,357	$940,500
Putnam Short Term Investment Fund Class P**	8,745,769	142,516,570	145,145,596	327,016	6,116,743
Total Short-term investments	$8,745,769	$199,329,565	$201,018,091	$374,373	$7,057,243
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$450,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$4,395,440	Payables	$10,070,905
Total		$4,395,440		$10,070,905

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$749,089	$749,089
Total	$749,089	$749,089

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International Equity Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(5,474,290)	$(5,474,290)
Total	$(5,474,290)	$(5,474,290)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC
Assets:
Forward currency contracts #	$141,837	$786,811	$61,855	$615,406	$136,522	$578,307	$661,027
Total Assets	$141,837	$786,811	$61,855	$615,406	$136,522	$578,307	$661,027
Liabilities:
Forward currency contracts #	1,861,244	499,420	54,986	276,429	1,433,776	301,752	1,211,427
Total Liabilities	$1,861,244	$499,420	$54,986	$276,429	$1,433,776	$301,752	$1,211,427
Total Financial and Derivative Net Assets	$(1,719,407)	$287,391	$6,869	$338,977	$(1,297,254)	$276,555	$(550,400)
Total collateral received (pledged) †##	$(1,660,214)	$287,391	$—	$338,977	$(1,235,878)	$276,555	$(492,262)
Net amount	$(59,193)	$—	$6,869	$—	$(61,376)	$—	$(58,138)
Controlled collateral received (including TBA commitments)**	$—	$290,000	$—	$360,000	$—	$134,000	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$167,338	$—
Collateral (pledged) (including TBA commitments)**	$(1,660,214)	$—	$—	$—	$(1,235,878)	$—	$(492,262)

	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts #	$237,456	$384,063	$146,081	$443,054	$203,021	$4,395,440
Total Assets	$237,456	$384,063	$146,081	$443,054	$203,021	$4,395,440
Liabilities:
Forward currency contracts #	320,577	1,961,065	1,316,363	67,401	766,465	10,070,905
Total Liabilities	$320,577	$1,961,065	$1,316,363	$67,401	$766,465	$10,070,905
Total Financial and Derivative Net Assets	$(83,121)	$(1,577,002)	$(1,170,282)	$375,653	$(563,444)	$(5,675,465)
Total collateral received (pledged) †##	$—	$(1,377,514)	$(1,067,225)	$362,131	$—
Net amount	$(83,121)	$(199,488)	$(103,057)	$13,522	$(563,444)
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$784,000
Uncontrolled collateral received	$—	$—	$—	$362,131	$—	$529,469
Collateral (pledged) (including TBA commitments)**	$—	$(1,377,514)	$(1,067,225)	$—	$—	$(5,833,093)

**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

International Equity Fund
17

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

18
International Equity Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

International Equity Fund
19

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract with respect to your fund (the “Amended PAC Sub-Advisory Contract”) between Putnam Management and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Putnam Management, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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International Equity Fund

its U.S. registered investment company business, which included the financial results of FTIML.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Current Management Contract and was also a factor in considering approval of the New FTIML Sub-Advisory Agreement, since Putnam Management was fully responsible for all services provided by PIL under the PIL Sub-Management Contract, and the PIL personnel responsible for managing a portion of your fund prior to the Merger would continue to manage a portion of your fund immediately following the Merger as employees of FTIML. The Trustees, however, did not attempt to evaluate FTIML as a separate entity. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper International Multi-Cap Core Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	2nd	1st

For the five-year period ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 294, 275 and 252 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the sub-advisory contract with respect to the fund among Putnam Management, PIL, and PAC (the “PAC Sub-Advisory Contract”) would have no impact on the management of the funds, since Putnam Management, and not PIL, had been (under the PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would compensate PAC for such services out of the fees it receives under each fund’s Current Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

International Equity Fund
21

© 2024 Franklin Templeton. All rights reserved.	39047-SFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025